Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Loans	$ 846,984	$ 842,930
Allowances for loan losses	(14,842)	(13,809)
Net loans	832,142	829,121
Investment in available-for-sale securities, at fair value	200,246	213,806
Federal funds sold and securities purchased under agreements to resell	0	75
Cash and due from banks	58,877	43,135
Premises and equipment - net	37,021	37,953
Other real estate owned and repossessed assets - net	23,592	16,020
Accrued interest receivable	5,190	5,341
Mortgage servicing rights	2,549	2,308
Intangible assets - net	135	543
Cash surrender value - life insurance	2,136	2,064
Other assets	19,718	20,795
Total assets	1,181,606	1,171,161
Deposits:
Non-interest bearing demand	192,271	159,187
Savings, interest checking and money market	405,702	384,599
Time deposits $100,000 and over	120,777	139,504
Other time deposits	272,525	274,934
Total deposits	991,275	958,224
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	20,126	28,410
Accrued interest payable	909	1,054
Other liabilities	6,532	6,895
Total liabilities	1,089,386	1,068,585
Stockholders' equity:
Preferred stock, $0.01 par value per share, 1,000,000 shares authorized; Issued 18,255 shares and 30,255 shares, respectively, $1,000 per share liquidation value, net of discount	17,977	29,318
Common stock, $1 par value, authorized 15,000,000 shares ; Issued 5,000,972 and 4,814,852 shares, respectively	5,001	4,815
Surplus	31,816	30,266
Retained earnings	39,118	40,354
Accumulated other comprehensive income, net of tax	1,825	1,340
Treasury stock; 161,858 shares, at cost	(3,517)	(3,517)
Total stockholders' equity	92,220	102,576
Total liabilities and stockholders' equity	$ 1,181,606	$ 1,171,161